Note 16 - Subsequent Events (Details) (USD $)	3 Months Ended		12 Months Ended			197 Months Ended	199 Months Ended	4 Months Ended				0 Months Ended			0 Months Ended		1 Months Ended	4 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2000	Dec. 31, 2012	Mar. 31, 2013	Apr. 30, 2013 Subsequent Event [Member] For Settlement of Accrued Salaries [Member]	Apr. 30, 2013 Subsequent Event [Member] For Settlement of Accounts Payable [Member]	Apr. 30, 2013 Subsequent Event [Member] For Director Fees [Member]	Apr. 30, 2013 Subsequent Event [Member] Warrants and Options Exercised [Member]	May 09, 2013 Subsequent Event [Member] Held With An Escrow Agent [Member] TCA Global Credit Master Fund, LP [Member]	Apr. 23, 2013 Subsequent Event [Member] Warrant A [Member]	Apr. 23, 2013 Subsequent Event [Member] Warrant B [Member]	May 09, 2013 Subsequent Event [Member] TCA Global Credit Master Fund, LP [Member]	May 08, 2013 Subsequent Event [Member]	Apr. 23, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]	May 09, 2013 Subsequent Event [Member] Maximum [Member] TCA Global Credit Master Fund, LP [Member]	Mar. 31, 2013 Warrants and Options Exercised [Member]	Dec. 31, 2012 Warrants and Options Exercised [Member]
Note 16 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	1,466,657		13,669,072	3,021,738														1,466,657
Debt Conversion, Converted Instrument, Amount (in Dollars)	$ 81,240		$ 1,420,446	$ 963,096														$ 79,540
Stock Issued During Period, Shares, New Issues								789,700	102,500	1,453,750	750,000	9,375,000			3,250,000					850,000	1,235,000
Stock Issued During Period, Value, New Issues (in Dollars)			516,111					71,073	5,466	130,838	75,000										258,275
Stock Issued During Period, Shares, Issued for Services	1,818,750		2,751,229	1,513,874														262,500
Stock Issued During Period, Value, Issued for Services (in Dollars)	160,750			481,100	405,000													26,250
Proceeds from Issuance of Debt (in Dollars)	102,500	653,450	1,450,501	770,500		2,976,001	3,078,501										50,000
Debt Instrument, Interest Rate, Stated Percentage																	8.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													200,000	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)													0.25	0.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(850,000)		575,000	6,668,000												200,000
Proceeds from Stock Options Exercised (in Dollars)																10,000
Convertible Notes Payable (in Dollars)															$ 250,000				$ 2,000,000